SCHEDULE OF NET OPERATING LEASE EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expense	$ 67	$ 1,110	$ 202	$ 4,380	$ 4,447	$ 3,399
Sublease income	(21)	(21)	(63)	(63)	(84)	(84)
Variable lease expense	7	225	21	887	893	136
Total lease expense	$ 53	$ 1,314	$ 160	$ 5,204	$ 5,256	$ 3,451